Cover	Feb. 24, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2023
Entity File Number	001-40149
Entity Registrant Name	Altimar Acquisition Corp. III
Entity Central Index Key	0001841004
Entity Tax Identification Number	98-1576586
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	287-6767
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	ATAQ.U
Security Exchange Name	NYSE
Class A ordinary share, $0.0001 par value
Title of 12(b) Security	Class A ordinary share, $0.0001 par value
Trading Symbol	ATAQ
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	ATAQ WS
Security Exchange Name	NYSE